Schedule of Notes Payable Vehicles (Details) - USD ($)	4 Months Ended	9 Months Ended		12 Months Ended
	Apr. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 10, 2021	Nov. 24, 2020
Property, Plant and Equipment [Line Items]
Amortization of debt discount		$ 755,457			$ 105,000
Repayments		$ (262,500)	$ (455,209)		$ (1,848,399)
Interest rate						1.00%	1.00%
Notes payable							$ 1,000,000
Notes Payable One [Member] | Non Vehicles [Member]
Property, Plant and Equipment [Line Items]
Issue date		June 2023
Debt instrument maturity date description		December 2024
Collateral		All assets
Balance - December 31, 2022
Face amount of note		275,250
Debt discount /issuance costs		(25,250)
Amortization of debt discount		5,560
Repayments		(74,838)
Balance - September 30, 2023		180,722
Notes payable current
Notes payable long term		$ 180,722
Interest rate		10.00%
Notes payable		$ 180,722
Notes Payable One [Member] | Vehicles [Member]
Property, Plant and Equipment [Line Items]
Issue date		2019
Collateral		Vehicles
Notes payable, gross		$ 8,586		25,830
Notes Payable One [Member] | Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Debt instrument maturity date description		2022
Interest rate		4.90%
Notes Payable One [Member] | Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Debt instrument maturity date description		2023
Interest rate		7.44%
Notes Payable Two [Member]
Property, Plant and Equipment [Line Items]
Repayments	(275,625)
Notes Payable Two [Member] | Vehicles [Member]
Property, Plant and Equipment [Line Items]
Issue date		2021
Collateral		Vehicles
Notes payable, gross		$ 186,918		271,217
Notes Payable Two [Member] | Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Debt instrument maturity date description		2024
Interest rate		0.00%
Notes Payable Two [Member] | Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Debt instrument maturity date description		2025
Interest rate		11.00%
Notes Payable Three [Member]
Property, Plant and Equipment [Line Items]
Notes payable, gross				1,712,849
Notes Payable Three [Member] | Vehicles [Member]
Property, Plant and Equipment [Line Items]
Issue date		2022
Collateral		Vehicles
Notes payable, gross		$ 1,184,456
Notes Payable Three [Member] | Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Debt instrument maturity date description		2025
Interest rate		0.90%
Notes Payable Three [Member] | Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Debt instrument maturity date description		2027
Interest rate		9.05%
Notes Payable [Member] | Vehicles [Member]
Property, Plant and Equipment [Line Items]
Balance - December 31, 2022	$ 2,009,896	$ 2,009,896
Balance - September 30, 2023		1,379,960		2,009,896
Notes payable current		819,395		811,516
Notes payable long term		560,755		1,198,380
Notes payable		$ 1,379,960		$ 2,009,896